Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
REVENUE
Revenue	$ 0	$ 550,000
TOTAL REVENUE	0	550,000
COST OF EQUIPMENT SOLD
Cost of equipment sold	0	350,000
TOTAL COST OF EQUIPMENT SOLD	0	350,000
GROSS PROFIT	0	200,000
GENERAL and ADMINISTRATIVE EXPENSES
Professional fees	494,926	416,989
Officers’ salaries and payroll taxes	479,933	300,732
Marketing fees	226,975	174,892
Travel and entertainment	42,696	22,953
Other general and administrative expenses	666,358	222,229
TOTAL GENERAL and ADMINISTRATIVE EXPENSES	1,910,888	1,137,795
LOSS FROM OPERATIONS	(1,910,888)	(937,795)
OTHER INCOME (EXPENSE)
Change in fair value of derivative	234,654	(1,269,266)
Other expense	(93,732)	0
Interest expense	(172,614)	(830,405)
TOTAL OTHER INCOME (EXPENSE)	(31,692)	(2,099,671)
LOSS BEFORE TAXES	(1,942,580)	(3,037,466)
TAXES
NET LOSS	(1,942,580)	(3,037,466)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	27,442	(42,444)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	27,442	(42,444)
COMPREHENSIVE LOSS	$ (1,915,138)	$ (3,079,910)
Loss per common share - Basic	$ (0.01)	$ (0.02)
Loss per common share - Diluted	$ (0.01)	$ (0.02)
Weighted average number of common shares outstanding - Basic	169,341,781	136,720,652
Weighted average number of common shares outstanding - Diluted	169,341,781	136,720,652